UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ALLEGIANT

ADVANTAGE

FUND

SEMI-ANNUAL

REPORT

TABLE OF CONTENTS

Chairman’s and President’s Message 1

Summary of Portfolio Holdings/Expense Table 2

Financial Highlights 3

Statement of Net Assets4

Statement of Operations 7

Statement of Changes in Net Assets 8

Notes to Financial Statements 9

Trustees Review and Approval of Advisory Agreement11

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Advantage Institutional Money Market Fund (the “Fund”) carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional or calling 1-800-364-4890 or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED    •    NO BANK GUARANTEE    •    MAY LOSE VALUE

Allegiant Asset Management Company (“AAM”) serves as investment adviser to the Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with AAM and is not a bank.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Allegiant Advantage Institutional Money Market Fund

CHAIRMAN’S AND PRESIDENT’S MESSAGE

JANUARY 2006

Dear Shareholders:

The Allegiant Advantage Institutional Money Market Fund Semi-Annual Report covering the period June 1, 2005 through November 30, 2005 provides you with important information on your investment. Total net assets as of November 30, 2005 were $730 million, representing an 8% increase from $676 million on May 31, 2005.

The Allegiant Advantage Institutional Money Market Fund achieved an important milestone in December 2005 by surpassing $1 billion in total net assets. We are pleased to be able to offer a top-tier money market fund to qualifying institutional investors that combines the highest money market fund rating from Standard and Poor’s and Moody’s with a competitive yield.

If you have any questions regarding the Fund or other funds offered by Allegiant Funds, please visit our web site at www.allegiantfunds.com or contact a representative at 1-800-364-4890. Our staff is available 8.00 a.m. to 6.00 p.m. (Monday through Friday) and your feedback is always welcomed.

Thank you for your continued confidence in us and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary Chairman	Herbert R. Martens, Jr. President

Allegiant Advantage Institutional Money Market Fund

SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLE

The table below presents portfolio holdings as a percentage of total investments as of November 30, 2005.

Commercial Paper	53.9%
Corporate Bonds	16.2
Repurchase Agreements	13.1
Certificates of Deposit	6.0
Federal Home Loan Bank	5.3
Federal National Mortgage Association	2.1
Municipal Securities	1.6
Fund Agreement	1.4
Money Market Fund	0.4

100.0%

Expense Table
Actual	Beginning Account Value 6/1/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Institutional Class	$1,000.00	$1,017.30	0.16%	$0.81
Advisor Class	1,000.00	1,000.00	—	—
Hypothetical**
Institutional Class	1,000.00	1,024.20	0.16	0.81
Advisor Class	1,000.00	1,023.70	0.26	1.32

The information presented in the Expense Table above reflects the change in the waiver of investment advisory fees from 0.08% to 0.06% of average daily net assets from 10/01/05 to 11/30/05. Had the change in the waiver of investment advisory fees been in effect for the period 06/01/05 to 11/30/05, the information would have been as presented in the Expense Table below.

Expense Table
Actual
Institutional Class	$1,000.00	$1,017.20	0.17%	$0.86
Advisor Class	1,000.00	1,000.00	—	—
Hypothetical **
Institutional Class	1,000.00	1,024.15	0.17	0.86
Advisor Class	1,000.00	1,023.65	0.27	1.37

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

**	Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2005 to November 30, 2005).

The Expense Table illustrates your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period”.

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case—because the return used is not your Fund’s actual return—the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Allegiant Advantage Institutional Money Market Fund	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Period Ended May 31, 2005

	Net Asset Value, Beginning of Period	Net Investment Income†	Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)		Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)

INSTITUTIONAL CLASS
2005*	$1.00	$0.02	$(0.02)	$1.00	1.73%	$730,336		0.16%	3.43%	0.23%	3.36%
2005(1)	1.00	0.01	(0.01)	1.00	1.40	676,417		0.17	2.42	0.24	2.35

ADVISOR CLASS
2005**	1.00	—	—	1.00	N/A	—	**	N/A	N/A	N/A	N/A
2005(1)	1.00	0.01	(0.01)	1.00	0.54	—	**	0.27	2.02	0.34	1.95

*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	This Class is available to individual and institutional investors through a financial intermediary. During the six months ended November 30, 2005, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in the Class during the reporting period; therefore, no ratios or total return are presented.
†	Per share data calculated using average shares outstanding method.
(1)	Commencement of operations was October 28, 2004 for the Institutional Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 53.7%
Banks — 5.0%
ANZ
4.180%, 02/06/06	$10,000	$9,922
Danske
3.990%, 12/23/05	3,700	3,691
Societe Generale North America
3.765%, 12/16/05	6,000	5,991
4.220%, 02/15/06	4,400	4,361
Svenska Handelsbanken
3.995%, 01/11/06	8,000	7,964
4.300%, 02/27/06	5,000	4,947

		36,876

Financial Conduits — 38.5%
Amstel Funding
3.800%, 12/27/05	6,000	5,983
4.070%, 01/17/06	6,977	6,940
Atlantis One Funding
3.990%, 01/03/06	8,000	7,971
4.130%, 01/24/06	5,000	4,969
4.290%, 03/15/06	8,000	7,901
Barton Capital
4.000%, 01/09/06	4,000	3,983
Edison Asset Securitization LLC
3.880%, 12/05/05	8,000	7,997
3.990%, 01/03/06	6,000	5,978
Fountain Square Funding
4.170%, 01/13/06	10,000	9,950
4.050%, 02/02/06	8,000	7,943
Galaxy Funding
3.900%, 12/05/05	8,000	7,996
4.030%, 01/09/06	8,000	7,965
4.260%, 02/15/06	5,000	4,955
Gemini Securitization
3.970%, 01/04/06	8,000	7,970
4.090%, 01/23/06	5,000	4,970
4.250%, 02/17/06	5,000	4,954
Govco
4.010%, 01/09/06	8,000	7,965
4.070%, 01/17/06	3,200	3,183
4.110%, 01/23/06	5,000	4,970
Greyhawk Funding LLC
4.140%, 01/23/06	5,000	4,969
4.200%, 02/01/06	7,000	6,949
4.260%, 02/14/06	5,000	4,956
4.270%, 03/06/06	7,000	6,921
Liberty Street Funding
4.020%, 01/06/06	6,000	5,976
Market Street Funding
3.990%, 12/05/05	10,000	9,996
4.120%, 01/04/06	5,000	4,981
Mont Blanc Capital
4.140%, 01/26/06	5,000	4,968
Old Line Funding
3.970%, 12/15/05	7,000	6,989
Park Avenue Receivables
4.000%, 12/19/05	5,000	4,990
Perry Global Funding LLC
3.960%, 12/14/05	8,000	7,989
3.950%, 12/14/05	8,000	7,989
Preferred Receivables Funding
4.140%, 01/04/06	6,000	5,976
Sheffield Receivables
4.110%, 01/23/06	7,000	6,958
Solitaire Funding
4.060%, 01/13/06	8,000	7,961
4.270%, 02/17/06	10,000	9,907
Three Pillars Funding
3.940%, 12/12/05	5,035	5,029
4.080%, 12/19/05	8,000	7,984
4.100%, 01/19/06	7,268	7,227
Three Rivers Funding
4.160%, 12/28/05	10,000	9,969
Thunder Bay Funding
3.860%, 12/20/05	10,000	9,980
Variable Funding Capital
4.030%, 01/09/06	8,000	7,965

		281,172

Financial Services — 8.3%
Allianz Finance
4.170%, 02/03/06	10,000	9,926
Dexia Delaware LLC
4.125%, 01/04/06	5,000	4,980
4.290%, 03/17/06	5,000	4,937
HBOS Treasury Services
4.165%, 02/02/06	7,000	6,949
ING Funding LLC
3.900%, 12/06/05	8,000	7,996
4.000%, 01/05/06	5,000	4,980
UBS Finance
3.880%, 12/01/05	8,000	8,000
3.740%, 12/07/05	5,000	4,997
4.250%, 02/28/06	8,000	7,916

		60,681

Industrials — 1.0%
General Electric
4.050%, 12/27/05	7,000	6,979

Retail — 0.9%
Wal-Mart Stores
4.130%, 01/23/06	7,000	6,957

Total Commercial Paper (Cost $392,665)		392,665

CORPORATE BONDS — 16.2%
Banks — 5.1%
Bank of America (FRN)
4.050%, 05/08/06	10,000	10,000
Barclays Bank PLC (FRN)
4.078%, 04/18/06	4,000	4,000
First Tennessee Bank
3.860%, 03/21/06	5,000	4,998
First USA Bank (FRN)
4.518%, 05/18/06	6,000	6,005
Royal Bank of Canada (FRN)
4.041%, 03/16/06	5,000	5,000
Wachovia Bank NA (FRN)
4.050%, 10/02/06	7,000	7,000

		37,003

Financial Services — 9.4%
American Express Credit (FRN)
4.210%, 01/23/06	8,000	8,001

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financial Services — continued
General Electric Capital (FRN)
4.461%, 02/03/06	$5,000	$5,002
Goldman Sachs Group
4.354%, 04/20/06	5,405	5,409
Greenwich Capital (FRN)
4.050%, 02/07/06	7,000	7,000
HBOS Treasury Services PLC (FRN)
4.236%, 01/26/06 (A)	8,000	8,001
John Hancock Global Funding II (FRN)
3.941%, 03/06/06 (A)	7,000	7,003
MassMutual Global Funding II (FRN)
4.040%, 12/13/05	8,435	8,436
Merrill Lynch (FRN) (MTN)
4.439%, 04/18/06	5,000	5,006
TIAA Global Markets
4.280%, 01/13/06	8,000	8,001
Wells Fargo (FRN)
3.861%, 03/03/06	7,100	7,102

		68,961

Insurance — 1.0%
Monumental Global Funding II
4.400%, 05/19/06	7,250	7,251

Retail — 0.7%
Wal-Mart Stores
3.734%, 03/16/06	5,000	4,998

Total Corporate Bonds (Cost $118,213)		118,213

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Federal Home Loan Bank — 5.3%
Federal Home Loan Bank
3.625%, 05/12/06	10,000	9,965
Federal Home Loan Bank (FRN)
4.220%, 05/16/06	14,000	13,996
3.794%, 12/22/06	8,000	7,995
Federal Home Loan Bank (MTN)
2.500%, 03/30/06	7,000	6,958

		38,914

Federal National Mortgage Association — 2.1%
Federal National Mortgage Association
2.250%, 05/15/06	5,000	4,951
Federal National Mortgage Association (FRN)
3.651%, 09/07/06	10,000	9,996

		14,947

Total U.S. Government Agency Obligations (Cost $53,861)		53,861

CERTIFICATES OF DEPOSIT — 6.0%
Branch Banking & Trust
4.035%, 12/27/05	8,000	8,000
Cititbank
4.360%, 03/01/06	5,000	5,000
Dexia Credit NY
4.120%, 01/23/06	10,000	10,000
Lloyds Bank PLC NY
4.040%, 01/06/06	8,000	8,000
Svenska Handelsbanken NY
4.040%, 12/28/05	8,000	8,000
Wells Fargo
4.020%, 12/19/05	5,000	5,000

Total Certificates of Deposit (Cost $44,000)		44,000

FUNDING AGREEMENT — 1.4%
New York Life Funding Agreement (FRN)
4.114%, 06/07/06 (B)	10,000	10,000

Total Funding Agreement (Cost $10,000)		10,000

MUNICIPAL SECURITIES — 1.6%
Tennis for Charity (RB) (LOC - JP Morgan Chase Bank) (VRDN)
4.140%, 12/01/29	6,500	6,500
The Ultima @ Eagles Landing LLC (RB) (LOC - SunTrust Bank) (VRDN)
4.150%, 04/01/25	5,000	5,000

Total Municipal Securities (Cost $11,500)		11,500

	Number of Shares
MONEY MARKET FUND — 0.4%
BlackRock Liquidity Temp Fund	2,750,000	2,750

Total Money Market Fund (Cost $2,750)		2,750

	Par (000)
REPURCHASE AGREEMENTS — 13.0%
Bank of America
4.030% (dated 11/30/05, due 12/01/05, repurchase price $55,006,157, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 5.000% to 6.000%, due 06/01/23 to 12/01/35, total market value $56,100,000)	$55,000	55,000
Greenwich Capital
4.020% (dated 11/30/05, due 12/01/05, repurchase price $40,004,467, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.762%, due 11/01/35, total market Value $40,801,742)	40,000	40,000

Total Repurchase Agreements (Cost $95,000)		95,000

Total Investments — 99.7% (Cost $727,989)*		727,989

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Other Assets & Liabilities — 0.3%
Dividends Payable
Institutional Class	$(1,457)
Investment Advisory Fees Payable	(55)
12b-1 Fees Payable
Institutional Class	(12)
Administration Fees Payable	(9)
Custody Fees Payable	(11)
Other	3,891

Total Other Assets & Liabilities	2,347

TOTAL NET ASSETS — 100.0%	$730,336

Net Assets:
Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$730,314
Undistributed Net Investment Income	23
Accumulated Net Realized Loss on Investments	(1)

Total Net Assets	$730,336

Net Asset Value and Redemption
Price Per Share — Institutional Class ($730,335,992 ÷ 730,337,088 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption
Price Per Share — Advisor Class ($10 ÷ 10 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(B)	Illiquid Security. Total market value of illiquid securities is (000) $10,000 and represents 1.4% of net assets as of November 30, 2005.

FRN	—	Floating Rate Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC	—	Limited Liability Company

LOC	—	Letter of Credit

MTN	—	Medium Term Note

PLC	—	Public Liability Company

RB	—	Revenue Bond

VRDN	—	Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF OPERATIONS (000)

For the Six Months Ended November 30, 2005 (Unaudited)

Investment Income:
Interest	$12,704
Income from affiliate[1]	82

Total Investment Income	12,786

Expenses:
Investment advisory fees	533
Administration fees	59
12b-1 fees:
Institutional Class	71
Transfer agent fees	38
Custodian fees	31
Professional fees	35
Printing and shareholder reports	24
Registration and filing fees	32
Trustees’ fees	6
Miscellaneous	15

Total Expenses	844

Less:
Waiver of investment advisory fees	(258)

Net Expenses	586

Net Investment Income	12,200

Net Increase in Net Assets Resulting from Operations	$12,200

[1]	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS (000)

	For the Six Months Ended November 30, 2005 (Unaudited)	For the Period October 28, 2004** to May 31, 2005
Investment Activities:
Net investment income	$12,200	$7,894
Net realized loss on investments sold	—	(1)

Net increase in net assets resulting from operations	12,200	7,893

Dividends to Shareholders:
Dividends from net investment income:
Institutional Class	(12,200)	(7,794)
Advisor Class	—	(100)

Total dividends	(12,200)	(7,894)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Class	1,760,311	3,256,064
Advisor Class	—	20,000
Reinvestment of dividends:
Institutional Class	3,439	2,354
Advisor Class	—	81

Total proceeds from shares issued and reinvested	1,763,750	3,278,499

Value of shares redeemed:
Institutional Class	(1,709,831)	(2,582,000)
Advisor Class	—	(20,081)

Total value of shares redeemed	(1,709,831)	(2,602,081)

Increase in net assets from share transactions	53,919	676,418

Total increase in net assets	53,919	676,417

Net Assets:
Beginning of period	676,417	—

End of period*	$730,336	$676,417

* Including undistributed net investment income	$23	$23

**	Commencement of operations.

See Notes to Financial Statements.

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

1.    Fund Organization

Allegiant Advantage Fund (the “Trust”) was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No such investments held at November 30, 2005 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to both Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Fund’s custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3.    Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”) an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate of 0.15% based on the Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or

Allegiant Advantage Institutional Money Market Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

discontinued at any time. From June 1, 2005 to September 30, 2005, the waiver was 0.08% based on the Fund’s average daily net assets. Effective October 1, 2005, the waiver decreased to 0.06% based on the Fund’s average daily net assets.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. (“PFPC”) (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. For its services as Custodian, PFPC Trust Co. receives fees at the following rates: (i) 0.007% of the first $5 billion of the Trust’s average daily gross assets; (ii) 0.005% of the next $5 billion of the Trust’s average daily gross assets; and (iii) 0.002% of the Trust’s average daily gross assets in excess of $10 billion. PFPC Trust Co. receives other transaction based charges and is reimbursed for out-of-pocket expenses. One of the senior officers of PFPC is Treasurer of the Trust.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor Class Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.10% of the average daily net assets attributable to the Fund’s Advisor Class Shares held by a financial institution’s customers.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (“PFD” or the “Distributor”) are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the “Plan”) for each share class in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of each share class of the Fund. Effective January 1, 2006, 12b-1 fees will be reduced to 0.00%.

Trustees’ Fees

The Trustees are paid for services rendered to the Trust and the Allegiant Funds (“Allegiant”), another registered investment company managed by the Adviser, which are allocated to the Trust and Allegiant based on their average daily net assets. Each Trustee receives an annual fee of $25,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Audit Committee receives an additional fee of $4,000 per annum and the Chairman of the Board receives an additional fee of $21,000 per annum for services in such capacity. These fees are in effect through December 31, 2005. Effective January 1, 2006, the annual fee per Trustee will increase to $40,000, the additional fee for the Chairman of the Audit Committee will increase to $6,000, and the additional fee for the Chairman of the Board will increase to $25,000. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and National City Bank (“NCB”), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement effective as of August 31, 2004, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust. NCB does not receive any fees for its services as Co-Administrator. For its services as Co-Administrator, PFPC receives fees at the following rates: 0.0146% of the first $1 billion of the Trust’s average daily net assets and 0.0121% of the Trust’s average daily net assets in excess of $1 billion. In addition, PFPC receives a base fee of $15,000 per annum.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2005, include legal fees of $39,396 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Income

PFPC is a wholly owned subsidiary of PNC Financial Services Group Inc., which provides the Trust access to the PNC Money Market Account for short term investment needs. Income earned on this Account is reported as “Income from affiliate” in the Statement of Operations.

4.    Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

5.    Market and Credit Risk

The Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund’s ability to dispose of such securities in a timely manner and at a fair price.

6.    Indemnifications

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENT

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreement for the Allegiant Advantage Institutional Money Market Fund covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services, for an additional one-year period.

In connection with such approval, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. The information considered by the Trustees with regard to the Adviser included: (i) the history, organization and client base of the Adviser, (ii) fees under the advisory agreement and fee waivers for the Fund and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Fund, (iv) the investment performance of the Fund, (v) ancillary services provided by the Adviser and its affiliates, (vi) any economies of scale realized by the Adviser and the Fund, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser in managing the Fund and the Adviser’s compliance procedures and controls. The Board considered analyses comparing the Fund’s advisory fees and total expenses to averages for the universe of mutual funds for the Fund’s asset class.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreement was fair and equitable with respect to the Fund and approved the continuation of the Advisory Agreement for the Fund.

The Trust’s Board of Trustees, including all of the independent trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed approval of the Advisory Agreement, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management team. The Board also considered information that disclosed that all trades made on behalf of the Fund would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed profitability information and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Fund, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Fund. The Board also considered that the Adviser’s management of the Fund could generate economies of scale. The Board also reviewed and discussed the Adviser’s compliance policies and procedures, including interaction by the parties with the Trust’s chief compliance officer and compliance with the Fund’s investment objective and investment restrictions.

Investment Performance of the Fund

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices. The Board also reviewed the Adviser’s proposed investment approach for the Fund, including its investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the Advisory Agreement and expenses it incurred in managing the Fund. The Board reviewed profitability reports for the Fund presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Fund. The Board concluded that the profits were reasonable in view of the services provided to the Fund. The Board discussed whether the Fund has benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed the Fund’s advisory fee structure, the Fund’s total operating expense ratios and the Adviser’s voluntary fee waivers for the Fund. In so doing, the Board examined the Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fee to be paid by the Fund.

Approval of the Agreement

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreement including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the investment advisory fee to be paid by the Fund to the Adviser was reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreement was fair and in the best interests of the Fund and that the Advisory Agreement should be approved.

Proxy Voting

A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

Allegiant.
ADVANTAGE FUND

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

ADV-SA-001-1205

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ HERBERT R. MARTENS, JR.
Herbert R. Martens, Jr., President,
Chief Executive Officer & Trustee
(principal executive officer)

Date	January 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ HERBERT R. MARTENS, JR.
Herbert R. Martens, Jr., President,
Chief Executive Officer & Trustee
(principal executive officer)

Date	January 26, 2006

By (Signature and Title)*	/s/ DENNIS J. WESTLEY
Dennis J. Westley, Treasurer
(principal financial officer)

Date	January 23, 2006

*	Print the name and title of each signing officer under his or her signature.